CHANGE IN SHAREHOLDING OF THE SUBSIDIARIES - Effects of Changes in Company's Ownership Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Melco Resorts & Entertainment Limited	$ 373,173	$ 340,299	$ 344,828
transfers (to) from noncontrolling interests:
Changes from net income attributable to Melco Resorts & Entertainment Limited's shareholders and transfers from noncontrolling interests	373,143	166,882	344,857
Melco Resorts and Entertainment (Philippines) [Member]
transfers (to) from noncontrolling interests:
Decrease in additional paid-in capital resulting from the issuance of common shares of MRP to independent directors	(30)	0	0
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market and the Tender Offer	0	(140,999)	0
Increase in additional paid-in capital resulting from the exercise of share options under the MRP Share Incentive Plan	0	0	96
Sub-total	(30)	(141,572)	29
Restricted shares [Member] | Melco Resorts and Entertainment (Philippines) [Member]
transfers (to) from noncontrolling interests:
Decrease in additional paid-in capital resulting from the vesting of restricted shares under the MRP Share Incentive Plan	0	(573)	(67)
Studio City [Member]
transfers (to) from noncontrolling interests:
Decrease in additional paid-in capital resulting from an initial public offering of Studio City International	0	(31,845)	0
Sub-total	$ 0	$ (31,845)	$ 0